Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number of options	2,408,418	2,863,082	1,452,821
Options outstanding, Weighted average exercise price per share	$ 208.99	$ 186.90	$ 163.30